INCOME TAXES - Deferred income taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	$ (6,379)	$ (3,652)
Recovery (expense) in net income	292	(190)
Expense in other comprehensive income	(194)	167
Acquisitions		(2,704)
Deferred tax assets (liabilities), end of period	(6,281)	(6,379)
Property, plant and equipment and inventory
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(3,509)	(2,149)
Recovery (expense) in net income	284	(95)
Expense in other comprehensive income	0	0
Acquisitions		(1,265)
Deferred tax assets (liabilities), end of period	(3,225)	(3,509)
Goodwill and other intangibles
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(3,316)	(1,754)
Recovery (expense) in net income	(29)	(89)
Expense in other comprehensive income	0	0
Acquisitions		(1,473)
Deferred tax assets (liabilities), end of period	(3,345)	(3,316)
Investments
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(2)	(89)
Recovery (expense) in net income	1	35
Expense in other comprehensive income	(1)	52
Acquisitions		0
Deferred tax assets (liabilities), end of period	(2)	(2)
Lease liabilities
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	554	458
Recovery (expense) in net income	17	14
Expense in other comprehensive income	0	0
Acquisitions		82
Deferred tax assets (liabilities), end of period	571	554
Contract and deferred commission cost assets
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	(123)	(87)
Recovery (expense) in net income	(56)	(36)
Expense in other comprehensive income	0	0
Acquisitions		0
Deferred tax assets (liabilities), end of period	(179)	(123)
Other
Movement of net deferred tax assets and liabilities
Deferred tax assets (liabilities), beginning of period	17	(31)
Recovery (expense) in net income	75	(19)
Expense in other comprehensive income	(193)	115
Acquisitions		(48)
Deferred tax assets (liabilities), end of period	$ (101)	$ 17